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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

SEC Mail Processing Section
JUL 13 2015
Washington DC
404

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

GaveKal Knowledge Leaders Developed World Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

KLDW

RECEIVED
2015 JUL 13 PM
SEC / TM

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, Hong Kong, Tokyo, JASDAQ, NASDAQ, Six Swiss, London, Euronext Brussels, XETRA, Toronto, Euronext Amsterdam, Euronext Paris, OMX Nordic Stockholm, ASX, Madrid, OMX Nordic Helsinki, Singapore, OMX Nordic Copenhagen, Milan, Dublin, New Zealand, Tel Aviv, Oslo

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

15001405

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Senior Counsel and Assistant Corporate Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

July 9, 2015

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 13 2015

NYSE

Martha Redding
Senior Counsel
Assistant Corporate Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

RECEIVED
2015 JUL 13 PM 1:00
SEC

Via Overnight Mail

July 9, 2015

SEC
Mail Processing
Section
JUL 13 2015
Washington DC
404

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: 19b-4(e) – Transmittal

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

Compass EMP US Small Cap 500 Volatility Weighted Index ETF (CSA)
Compass EMP US Small Cap High Dividend 100 Volatility Weighted Index ETF (CSB)
Compass EMP US Large Cap High Dividend 100 Volatility Weighted Index ETF (CDL)
First Trust NASDAQ CEA Cybersecurity ETF (CIBR)
GaveKal Knowledge Leaders Developed World ETF (KLDW)
GaveKal Knowledge Leaders Emerging Markets ETF (KLEM)
WisdomTree International Hedged Equity Fund (HDWM)
WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 13 2015